Financial Instruments - Cross Currency Risk Exposures Interest Rate Swaps (Parenthetical) (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of detailed information about hedges [abstract]
Fair value - interest component of cross-currency interest rate swaps	$ 3